Supplemental guarantor financial information (Condensed consolidated income statement - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues and other income
Lease revenue	$ 4,682,266
Lease revenue		$ 4,537,093	$ 4,713,802
Net gain on sale of assets	188,835	201,323	229,093
Other income (loss)	66,239	61,564	94,598
Total Revenues and other income	4,937,340	4,799,980	5,037,493
Expenses
Depreciation and amortization	1,676,121	1,679,074	1,727,296
Asset impairment	70,149	44,186	61,286
Interest expense	1,295,020	1,174,074	1,112,391
Leasing expenses	287,950	446,487	537,752
Restructuring related expenses	0	0	14,605
Selling, general and administrative expenses	267,458	305,226	348,291
Total Expenses	3,596,698	3,649,047	3,801,621
Income before income taxes and income of investments accounted for under the equity method	1,340,642	1,150,933	1,235,872
Provision for income taxes	(167,714)	(144,079)	(164,718)
Equity in net earnings of investments accounted for under the equity method	(6,151)	10,643	9,199
Net income	1,166,777	1,017,497	1,080,353
Net (income) loss attributable to non-controlling interest	21,083	1,865	4,202
Net income attributable to AerCap Holdings N.V.	1,145,694	1,015,632	1,076,151
AerCap Trust & AICDC Notes
Revenues and other income
Lease revenue	4,682,000
Lease revenue		4,537,000	4,714,000
Net gain on sale of assets	189,000	201,000	229,000
Other income (loss)	66,000	62,000	94,000
Total Revenues and other income	4,937,000	4,800,000	5,037,000
Expenses
Depreciation and amortization	1,676,000	1,679,000	1,727,000
Asset impairment	70,000	44,000	61,000
Interest expense	1,295,000	1,174,000	1,112,000
Leasing expenses	288,000	447,000	538,000
Restructuring related expenses			15,000
Selling, general and administrative expenses	267,000	305,000	348,000
Total Expenses	3,596,000	3,649,000	3,801,000
Income before income taxes and income of investments accounted for under the equity method	1,341,000	1,151,000	1,236,000
Provision for income taxes	(168,000)	(145,000)	(165,000)
Equity in net earnings of investments accounted for under the equity method	(6,000)	11,000	9,000
Net (loss) income before income from subsidiaries	1,167,000	1,017,000	1,080,000
Income (loss) from subsidiaries	0	0	0
Net income	1,167,000	1,017,000	1,080,000
Net (income) loss attributable to non-controlling interest	(21,000)	(1,000)	(4,000)
Net income attributable to AerCap Holdings N.V.	1,146,000	1,016,000	1,076,000
AerCap Trust & AICDC Notes | Reportable Legal Entities | AerCap Holdings N.V.
Revenues and other income
Lease revenue	0
Lease revenue		0	0
Net gain on sale of assets	0	0	0
Other income (loss)	69,000	63,000	49,000
Total Revenues and other income	69,000	63,000	49,000
Expenses
Depreciation and amortization	0	0	0
Asset impairment	0	0	0
Interest expense	10,000	0	0
Leasing expenses	0	0	0
Restructuring related expenses			0
Selling, general and administrative expenses	63,000	80,000	97,000
Total Expenses	73,000	80,000	97,000
Income before income taxes and income of investments accounted for under the equity method	(4,000)	(17,000)	(48,000)
Provision for income taxes	1,000	2,000	6,000
Equity in net earnings of investments accounted for under the equity method	0	0	0
Net (loss) income before income from subsidiaries	(3,000)	(15,000)	(42,000)
Income (loss) from subsidiaries	1,149,000	1,031,000	1,118,000
Net income	1,146,000	1,016,000	1,076,000
Net (income) loss attributable to non-controlling interest	0	0	0
Net income attributable to AerCap Holdings N.V.	1,146,000	1,016,000	1,076,000
AerCap Trust & AICDC Notes | Reportable Legal Entities | Guarantors
Revenues and other income
Lease revenue	439,000
Lease revenue		289,000	214,000
Net gain on sale of assets	11,000	18,000	20,000
Other income (loss)	629,000	719,000	577,000
Total Revenues and other income	1,079,000	1,026,000	811,000
Expenses
Depreciation and amortization	182,000	130,000	87,000
Asset impairment	15,000	9,000	3,000
Interest expense	405,000	290,000	410,000
Leasing expenses	55,000	50,000	30,000
Restructuring related expenses			0
Selling, general and administrative expenses	140,000	139,000	135,000
Total Expenses	797,000	618,000	665,000
Income before income taxes and income of investments accounted for under the equity method	282,000	408,000	146,000
Provision for income taxes	(40,000)	(54,000)	(33,000)
Equity in net earnings of investments accounted for under the equity method	0	0	0
Net (loss) income before income from subsidiaries	242,000	354,000	113,000
Income (loss) from subsidiaries	996,000	692,000	831,000
Net income	1,238,000	1,046,000	944,000
Net (income) loss attributable to non-controlling interest	(17,000)	0	0
Net income attributable to AerCap Holdings N.V.	1,221,000	1,046,000	944,000
AerCap Trust & AICDC Notes | Reportable Legal Entities | Non- Guarantors
Revenues and other income
Lease revenue	2,973,000
Lease revenue		2,749,000	2,829,000
Net gain on sale of assets	108,000	130,000	96,000
Other income (loss)	239,000	275,000	409,000
Total Revenues and other income	3,320,000	3,154,000	3,334,000
Expenses
Depreciation and amortization	1,042,000	986,000	1,010,000
Asset impairment	36,000	31,000	49,000
Interest expense	1,107,000	1,183,000	1,108,000
Leasing expenses	125,000	285,000	250,000
Restructuring related expenses			15,000
Selling, general and administrative expenses	267,000	278,000	287,000
Total Expenses	2,577,000	2,763,000	2,719,000
Income before income taxes and income of investments accounted for under the equity method	743,000	391,000	615,000
Provision for income taxes	(89,000)	(47,000)	(72,000)
Equity in net earnings of investments accounted for under the equity method	(6,000)	11,000	9,000
Net (loss) income before income from subsidiaries	648,000	355,000	552,000
Income (loss) from subsidiaries	(912,000)	(718,000)	(901,000)
Net income	(264,000)	(363,000)	(349,000)
Net (income) loss attributable to non-controlling interest	(4,000)	(1,000)	(4,000)
Net income attributable to AerCap Holdings N.V.	(268,000)	(364,000)	(353,000)
AerCap Trust & AICDC Notes | Reportable Legal Entities | AerCap Global Aviation Trust (a)
Revenues and other income
Lease revenue	1,270,000
Lease revenue		1,499,000	1,671,000
Net gain on sale of assets	70,000	53,000	113,000
Other income (loss)	739,000	648,000	672,000
Total Revenues and other income	2,079,000	2,200,000	2,456,000
Expenses
Depreciation and amortization	452,000	563,000	630,000
Asset impairment	19,000	4,000	9,000
Interest expense	884,000	886,000	759,000
Leasing expenses	108,000	112,000	258,000
Restructuring related expenses			0
Selling, general and administrative expenses	74,000	100,000	105,000
Total Expenses	1,537,000	1,665,000	1,761,000
Income before income taxes and income of investments accounted for under the equity method	542,000	535,000	695,000
Provision for income taxes	(68,000)	(67,000)	(87,000)
Equity in net earnings of investments accounted for under the equity method	0	0	0
Net (loss) income before income from subsidiaries	474,000	468,000	608,000
Income (loss) from subsidiaries	68,000	256,000	167,000
Net income	542,000	724,000	775,000
Net (income) loss attributable to non-controlling interest	0	0	0
Net income attributable to AerCap Holdings N.V.	542,000	724,000	775,000
AerCap Trust & AICDC Notes | Reportable Legal Entities | AerCap Ireland Capital Designated Activity Company (a)
Revenues and other income
Lease revenue	0
Lease revenue		0	0
Net gain on sale of assets	0	0	0
Other income (loss)	2,000	3,000	4,000
Total Revenues and other income	2,000	3,000	4,000
Expenses
Depreciation and amortization	0	0	0
Asset impairment	0	0	0
Interest expense	224,000	169,000	176,000
Leasing expenses	0	0	0
Restructuring related expenses			0
Selling, general and administrative expenses	0	0	0
Total Expenses	224,000	169,000	176,000
Income before income taxes and income of investments accounted for under the equity method	(222,000)	(166,000)	(172,000)
Provision for income taxes	28,000	21,000	21,000
Equity in net earnings of investments accounted for under the equity method	0	0	0
Net (loss) income before income from subsidiaries	(194,000)	(145,000)	(151,000)
Income (loss) from subsidiaries	542,000	724,000	774,000
Net income	348,000	579,000	623,000
Net (income) loss attributable to non-controlling interest	0	0	0
Net income attributable to AerCap Holdings N.V.	348,000	579,000	623,000
AerCap Trust & AICDC Notes | Eliminations
Revenues and other income
Lease revenue	0
Lease revenue		0	0
Net gain on sale of assets	0	0	0
Other income (loss)	(1,612,000)	(1,646,000)	(1,617,000)
Total Revenues and other income	(1,612,000)	(1,646,000)	(1,617,000)
Expenses
Depreciation and amortization	0	0	0
Asset impairment	0	0	0
Interest expense	(1,335,000)	(1,354,000)	(1,341,000)
Leasing expenses	0	0	0
Restructuring related expenses			0
Selling, general and administrative expenses	(277,000)	(292,000)	(276,000)
Total Expenses	(1,612,000)	(1,646,000)	(1,617,000)
Income before income taxes and income of investments accounted for under the equity method	0	0	0
Provision for income taxes	0	0	0
Equity in net earnings of investments accounted for under the equity method	0	0	0
Net (loss) income before income from subsidiaries	0	0	0
Income (loss) from subsidiaries	(1,843,000)	(1,985,000)	(1,989,000)
Net income	(1,843,000)	(1,985,000)	(1,989,000)
Net (income) loss attributable to non-controlling interest	0	0	0
Net income attributable to AerCap Holdings N.V.	$ (1,843,000)	$ (1,985,000)	$ (1,989,000)